SEGMENTED INFORMATION (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Segmented information [Line Items]
Revenue		$ 604.4		$ 522.8
Customers [Member]
Segmented information [Line Items]
Revenue	[1]	474.8		371.9
Mesquite [Member]
Segmented information [Line Items]
Revenue		215.7	[2]	141.7	[3]
Mesquite [Member] | Customers one [Member]
Segmented information [Line Items]
Revenue	[4]	210.8		138.7	[5]
Cerro San Pedro [Member]
Segmented information [Line Items]
Revenue		52.4	[2]	93.9	[3]
Cerro San Pedro [Member] | Customers one [Member]
Segmented information [Line Items]
Revenue	[4]	4.4		34.1
New Afton [Member]
Segmented information [Line Items]
Revenue		302.0	[2]	287.2	[3]
New Afton [Member] | Customers two [Member]
Segmented information [Line Items]
Revenue		125.5		99.8
New Afton [Member] | Customers three [Member]
Segmented information [Line Items]
Revenue		99.8		99.3
Rainy River [Member]
Segmented information [Line Items]
Revenue		34.3	[2]	0.0	[3]
Rainy River [Member] | Customers one [Member]
Segmented information [Line Items]
Revenue	[4]	$ 34.3		$ 0.0

[1]	Amounts presented exclude sales generated from Peak Mines, which has been classified as a discontinued operation for the year ended December 31, 2017.
[2]	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2017.
[3]	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2016.
[4]	Mesquite, Rainy River and Cerro San Pedro all sell to the same customer.
[5]	The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.